EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2019	2018
Net Income (loss) attributable to the Company	41,113	(36,501)

	2019	2018
Weighted average number of shares (000s)	169,946	169,809

Share options issued by the Company did not have an impact on the calculation of earnings per share as they were non-dilutive. The impact of stock options using the treasury stock method was anti-dilutive in the six month period ended June 30, 2019 as the exercise price was higher than the average share price during the period and, therefore the options were excluded from the denominator in the calculation.